September 7, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


Re:           CDC Nvest Cash Management Trust
              (FILE NOS.:  2- 68348 AND 811-2819)


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statement of additional information does not differ from that contained in the most recent Post-Effective Amendment that was filed electronically on August 30, 2004.

     If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2814.

                                            Very truly yours,

                                            /s/Tracie Coop
                                            Tracie Coop
                                            Legal Product Manager